Subsequent Events - Additional Information (Detail)		11 Months Ended
	Feb. 16, 2021 USD ($) Trading_Days $ / shares shares	Dec. 31, 2020 USD ($) shares
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering		72,450,000
Proceeds from sale of Units, net of underwriting discounts paid | $		$ 710,010,000
Subscription Agreements | Investor
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Sponsor Letter Agreement | Class B ordinary shares
Subsequent Event [Line Items]
Shares Subject To Vesting And Forfeiture Provisions	4,500,000
Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement [Member]
Subsequent Event [Line Items]
Share Transfer Restrictions, Lock In Period	365 days
Share Transfer Restrictions, Trigger Price Per Share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share Transfer Restrictions, Threshold Trading Days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days
Earnout Consideration | VWAP Greater Than Or Equals To Dollar Fifteen
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 25.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	5 years
Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 15.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	3 years
Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty Five
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 20.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	4 years
Merger Agreement
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	78,213,000
Merger Agreement | Earnout Consideration
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000
Subsequent Event | Subscription Agreements | Investor | Common Stock
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Subsequent Event | Sponsor Letter Agreement | Class B ordinary shares
Subsequent Event [Line Items]
Shares Subject To Vesting And Forfeiture Provisions	4,500,000
Subsequent Event | Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement [Member] | Common Stock
Subsequent Event [Line Items]
Share Transfer Restrictions, Lock In Period	365 days
Share Transfer Restrictions, Trigger Price Per Share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share Transfer Restrictions, Threshold Trading Days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Fifteen
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Fifteen | Common Stock
Subsequent Event [Line Items]
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 15.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	3 years
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty | Common Stock
Subsequent Event [Line Items]
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 20.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	4 years
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty Five
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty Five | Common Stock
Subsequent Event [Line Items]
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 25.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	5 years
Subsequent Event | Merger Agreement | Common Stock
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	78,213,000
Subsequent Event | Merger Agreement | Earnout Consideration | Common Stock
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000